Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
Schedule of Trade and Other Payables
Financial detail
Trade and other payables consisted of the following:

Trade and other payables - Total	As of
(in € thousands)	2023/12/31	2024/12/31
Trade payables	10,448	13,437
Social security costs payables	4,188	4,092
VAT payables	3,139	351
Taxes payables	110	218
Other payables	914	289
TOTAL	18,799	18,387